Other liabilities - Balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Other current liabilities	$ 316	$ 322
Other non-current liabilities	120	128
Total Other Liabilities	$ 436	$ 450